Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2020	2021	2022
	(in thousands)
Trade payables	$851	$964	$1,788
Deferred tax liabilities	19	138	258
Contract liabilities:
License and development services agreement	2,343	2,706	404
Deferred revenue	54	—	—
Total contract liabilities	2,397	2,706	404